Cover	Nov. 04, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2025
Entity File Number	000-54617
Entity Registrant Name	US NUCLEAR CORP
Entity Central Index Key	0001543623
Entity Tax Identification Number	45-4535739
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7051 Eton Avenue
Entity Address, City or Town	Canoga Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91303
City Area Code	(818)
Local Phone Number	883-7043
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false